New Accounting Standards New Accounting Standards (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes	$ 1,300
Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes	9,600	$ 14,500	$ 1,100	$ 7,800
Net Parent Investment in Apergy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes	$ 1,315